Note 4 - Related Party and Party-in-interest Transactions (Details Textual) - EBP 20-2991357 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 244,176,081	$ 225,410,977
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares	106,177	124,330
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,425,080	$ 3,494,911
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	232,918
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	742,545
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 207,824